Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.37650%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,596,570.70

Principal:
Principal Collections	$20,559,496.66
Prepayments in Full	$9,241,400.25
Liquidation Proceeds	$386,480.50
Recoveries	$28,471.31
Sub Total	$30,215,848.72
Collections	$31,812,419.42

Purchase Amounts:
Purchase Amounts Related to Principal	$78,299.56
Purchase Amounts Related to Interest	$302.10
Sub Total	$78,601.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,891,021.08

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,891,021.08
Servicing Fee	$637,425.51	$637,425.51	$0.00	$0.00	$31,253,595.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,253,595.57
Interest - Class A-2a Notes	$85,033.94	$85,033.94	$0.00	$0.00	$31,168,561.63
Interest - Class A-2b Notes	$144,668.04	$144,668.04	$0.00	$0.00	$31,023,893.59
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$30,497,599.42
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$30,337,449.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,337,449.50
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$30,267,520.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,267,520.75
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$30,216,998.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,216,998.58
Regular Principal Payment	$27,728,837.10	$27,728,837.10	$0.00	$0.00	$2,488,161.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,488,161.48
Residual Released to Depositor	$0.00	$2,488,161.48	$0.00	$0.00	$0.00
Total		$31,891,021.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,728,837.10
Total					$27,728,837.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,864,418.55	$59.48	$85,033.94	$0.36	$13,949,452.49	$59.84
Class A-2b Notes	$13,864,418.55	$59.48	$144,668.04	$0.62	$14,009,086.59	$60.10
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$27,728,837.10	$21.31	$1,036,596.99	$0.80	$28,765,434.09	$22.11

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$68,483,713.29	0.2937954	$54,619,294.74	0.2343170
Class A-2b Notes	$68,483,713.29	0.2937954	$54,619,294.74	0.2343170
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$678,487,426.58	0.5214641	$650,758,589.48	0.5001526

Pool Information
Weighted Average APR	2.499%	2.491%
Weighted Average Remaining Term	41.57	40.73
Number of Receivables Outstanding	40,069	39,313
Pool Balance	$764,910,616.38	$734,157,711.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$708,931,713.42	$680,741,582.74
Pool Factor	0.5423481	0.5205432

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$53,416,128.35
Targeted Overcollateralization Amount	$83,399,121.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,399,121.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$487,228.32
(Recoveries)		69	$28,471.31
Net Loss for Current Collection Period			$458,757.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7197%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5276%
Second Prior Collection Period			0.7056%
Prior Collection Period			0.9009%
Current Collection Period			0.7345%
Four Month Average (Current and Prior Three Collection Periods)			0.7171%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1627	$6,791,695.12
(Cumulative Recoveries)			$848,195.28
Cumulative Net Loss for All Collection Periods			$5,943,499.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4214%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,174.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,653.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	319	$7,491,578.10
61-90 Days Delinquent	0.15%	50	$1,111,439.12
91-120 Days Delinquent	0.02%	5	$147,546.66
Over 120 Days Delinquent	0.05%	14	$350,463.18
Total Delinquent Receivables	1.24%	388	$9,101,027.06

Repossession Inventory:
Repossessed in the Current Collection Period		23	$523,596.92
Total Repossessed Inventory		39	$989,663.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1759%
Prior Collection Period			0.1497%
Current Collection Period			0.1755%
Three Month Average			0.1671%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2192%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer